Deposits and obligations (Tables)	12 Months Ended
Dec. 31, 2025
Deposits and Obligations [Abstract]
Summary of Deposits and Obligations
(a)
This caption is made up as follows:

	2025	2024
	S/(000)	S/(000)
Saving deposits	21,934,950	19,411,720
Time deposits (d)	19,243,949	19,891,128
Demand deposits	14,084,761	13,746,684
Compensation for service time	756,949	711,806
Other obligations	7,021	6,690
Total	56,027,630	53,768,028

Summary of Time Deposits Classified By Maturity
(d)
The table below presents the balance of time deposits classified by maturity as of December 31, 2025 and 2024:

	2025	2024
	S/(000)	S/(000)
Within 1 month	7,030,403	7,744,887
Between 1 and 3 months	6,134,833	5,179,603
Between 3 months and 1 year	5,428,902	6,263,412
Between 1 and 5 years	353,762	413,031
More than 5 years	296,049	290,195
Total	19,243,949	19,891,128